Long-Term Debt - Tuva Facility (Details) - Tuva Facility $ in Thousands	Jan. 15, 2021 USD ($)
Long-Term Debt
Debt instrument face amount	$ 88,000
Balloon payment to be paid	$ 57,400
Interest margin percentage	2.16%
Final payment which includes balloon payment and last quarterly installment	$ 57,400
Minimum liquidity requirement	500,000
Minimum liquidity of the Partnership	15,000
Amount for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels	1,500
Amount for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels	1,000
Minimum liquidity requirement in cash	$ 10,000
Minimum EBITDA to interest ratio for Partnership	2.50%
Percentage of outstanding loan of vessel below market value for mandatory reduction, prepayment and cancellation of the facility	125.00%
Minimum
Long-Term Debt
Minimum book equity ratio for Partnership	30.00%